UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  04/30/18

Item 1. Schedule of Investments.

			FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, April 30, 2018 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/
		Organization	Warrants		Value

Warrants 2.1%
[a,b] Central Bank of Nigeria, Reg S, wts., 11/15/20		Nigeria	64,000		$4,160,000
[b,c,d] Government of Ukraine, Reg S, VRI, GDP Linked Security,
5/31/40.		Ukraine	7,700,000		5,221,447
[a] Government of Venezuela, Oil Value Recovery wts., 4/15/20		Venezuela	925,920		1,851,840
Total Warrants (Cost $31,791,416)					11,233,287

			Principal
			Amount*

Quasi-Sovereign and Corporate Bonds 29.8%
Banks 5.5%
[e] Akbank Turk AS, sub.bond, 144A, 6.797% to 4/27/23, FRN
thereafter, 4/27/28		Turkey	4,850,000		4,782,003
[f,g] Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24		Kazakhstan	136,566		1,366
[e] Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20.		Georgia	15,050,000	GEL	6,198,020
[e] Fidelity Bank, senior note, 144A, 10.50%, 10/16/22		Nigeria	6,400,000		6,535,776
[b,h] International Bank of Azerbaijan OJSC, senior note, Reg S,
5.625%, 6/11/19		Azerbaijan	10,500,000		8,610,000
[e] National Savings Bank, senior note, 144A, 8.875%, 9/18/18		Sri Lanka	4,000,000		4,068,360
[f,g,h,i] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, Reg S, zero cpn., 2/05/09.		Ghana	8,000,000		—
					30,195,525
Building Products 2.0%
[e] St. Marys Cement Inc., senior bond, 144A, 5.75%, 1/28/27		Brazil	4,900,000		5,010,250
[e] Tecnoglass Inc., senior note, 144A, 8.20%, 1/31/22.		Colombia	5,500,000		5,885,000
					10,895,250
Commercial Services & Supplies 0.9%
[b] Red de Carreteras de Occidente Sapib de CV, senior secured
bond, Reg S, 9.00%, 6/10/28		Mexico	90,000,000	MXN	4,683,803
Construction & Engineering 0.5%
[b] Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26		Ghana	2,191,572		2,498,392
Diversified Financial Services 3.4%
[e] Fideicomiso PA Costera,
senior bond, 144A, 6.75%, 1/15/34		Colombia	2,200,000		2,332,000
[j] senior secured bond, B, 144A, Index Linked, 6.25%,
1/15/34		Colombia	10,583,523,063	COP	3,915,082
[e] JSC Georgia Capital, senior note, 144A, 6.125%, 3/09/24		Georgia	700,000		668,496
[e] O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21 .		Russia	5,400,000		3,969,000
[e] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24	.	Brazil	6,949,401		7,653,028
					18,537,606
Diversified Telecommunication Services 2.6%
[b] Empresa de Telecommunicaciones de Bogota SA, senior note,
Reg S, 7.00%, 1/17/23		Colombia	27,200,000,000	COP	8,054,344
[e] MTN (Mauritius) Investments Ltd., senior bond, 144A, 4.755%,
11/11/24		South Africa	4,000,000		3,853,280
[b,f,h] Oi SA, senior note, Reg S, 9.75%, 9/15/16		Brazil	26,100,000	BRL	2,458,048
					14,365,672
Food & Staples Retailing 0.3%
[e] JBS Investments GmbH, senior note, 144A, 7.25%, 4/03/24		Brazil	1,900,000		1,880,639

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Food Products 1.0%
[e] MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	5,400,000		$5,273,775
Gas Utilities 1.2%
[e] Southern Gas Corridor CJSC, senior note, 144A, 6.875%,
3/24/26.	Azerbaijan	5,900,000		6,463,686
Industrial Conglomerates 0.8%
[e] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	4,400,000		4,300,186
Metals & Mining 1.4%
[e] Ferrexpo Finance PLC, senior note, 144A, 10.375%, 4/07/19	Ukraine	2,850,000		2,946,002
[e] Petra Diamonds U.S. Treasury PLC, secured note, second lien,
144A, 7.25%, 5/01/22	South Africa	4,500,000		4,507,200
				7,453,202
Multiline Retail 0.0%†
[g,k] K2016470219 South Africa Ltd., senior secured note, 144A,
PIK, 3.00%, 12/31/22	South Africa	4,235,532		20,966
[f,g,k] K2016470260 South Africa Ltd., senior secured note, 144A,
PIK, 25.00%, 12/31/22	South Africa	739,060		110,859
				131,825
Municipal Bonds 4.7%
[b] Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28.	Colombia	18,531,000,000	COP	7,191,509
Province of Salta Argentina,
[e] senior secured note, 144A, 9.50%, 3/16/22	Argentina	2,118,600		2,203,344
[b] senior secured note, Reg S, 9.50%, 3/16/22.	Argentina	2,925,551		3,042,573
[e] Provincia de Neuquen Argentina, senior secured bond, 144A,
8.625%, 5/12/28	Argentina	9,000,000		9,507,780
[e] Provincia de Tierra Del Fuego Argentina, senior secured bond,
144A, 8.95%, 4/17/27	Argentina	3,700,000		3,852,144
				25,797,350
Oil, Gas & Consumable Fuels 2.4%
[e] Georgian Oil and Gas Corp JSC, senior note, 144A, 6.75%,
4/26/21.	Georgia	6,000,000		6,195,660
[e] Petroleum Co. of Trinidad and Tobago Ltd., senior bond, 144A,
6.00%, 5/08/22	Trinidad and Tobago	3,037,500		3,054,935
[e] Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25	Ghana	3,800,000		3,859,850
				13,110,445
Road & Rail 1.2%
[e] Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%,
7/10/42.	Kazakhstan	6,250,000		6,847,438
Textiles, Apparel & Luxury Goods 1.0%
[e] Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21	Indonesia	5,000,000		5,261,000
Transportation Infrastructure 0.9%
[e] Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47 .	Mexico	5,500,000		4,901,160
Total Quasi-Sovereign and Corporate Bonds
(Cost $183,928,836)				162,596,954

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FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Loan Participations and Assignments 17.3%
[b,g,h] Credit Suisse First Boston International, (City of Kyiv), secured
bond, Reg S, 8.00%, 11/06/15	Ukraine	11,975,000		$10,672,719
[f,g] Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	831,895,179	JPY	5,515,250
[f,g,l] Development Bank of South Africa Ltd. (Government of
Angola),
Tranche 2, senior note, FRN, 8.032%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	8,925,000		8,411,632
Tranche 3B, senior note, FRN, 8.032%, (6-month USD
LIBOR + 6.25%), 12/20/23	Angola	8,400,000		7,916,830
[e] Dilijan Finance BV, (Ardshinbank CJSC), senior note, 144A,
12.00%, 7/29/20	Armenia	6,620,000		7,149,600
[f,g,l] Ethiopian Railway Corp. (Government of Ethiopia), FRN,
5.716%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	7,233,333		6,934,964
[b] FBN Finance Co. BV, (First Bank of Nigeria Ltd.), sub. note, Reg
S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	9,000,000		8,898,750
[a,f,g,k,m] Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	512,963		509,360
[f,g,l] Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	247,785,175	JPY	1,683,565
[f,g,l] Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
(6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	433,639,066	JPY	2,946,340
[f,g,h] NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[e] Oilflow SPV 1 DAC (Kurdistan Regional Government), secured
note, 144A, 12.00%, 1/13/22.	Iraq	10,500,000		11,031,615
[f,g,l] Societe des Hydrocarbures du Tchad, Tranche B, FRN, 6.617%,
(1-month USD LIBOR + 4.50%), 12/31/27	Chad	16,478,377		13,607,300
[e] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior
note, 144A, 9.625%, 3/20/25.	Ukraine	9,000,000		9,399,735
Total Loan Participations and Assignments
(Cost $98,872,615)				94,677,660

Foreign Government and Agency Securities
45.1%
Banque Centrale de Tunisie International Bond,
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,505,981
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	5,039,111
[b] senior note, Reg S, 5.75%, 1/30/25	Tunisia	3,000,000		2,785,995
[e] Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	276,000,000	DOP	5,705,354
[b] Government of Angola, senior note, Reg S, 9.50%, 11/12/25	Angola	3,700,000		4,171,510
Government of Argentina, senior note, 5.875%, 1/11/28	Argentina	6,200,000		5,686,020
[e] Government of Armenia, senior note, 144A, 7.15%, 3/26/25	Armenia	5,500,000		5,918,770
[e] Government of Belarus International Bond, senior note, 144A,
6.875%, 2/28/23	Belarus	5,300,000		5,562,191
[b,l] Government of Bosnia & Herzegovina, senior bond, B, Reg S,
FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	Bosnia and Herzegovina	11,714,000	DEM	6,351,954
[e] Government of Cameroon, senior note, 144A, 9.50%, 11/19/25 .	Cameroon	8,300,000		9,572,639
Government of Egypt,
16.75%, 9/06/19	Egypt	47,500,000	EGP	2,701,912
18.15%, 6/13/20	Egypt	21,000,000	EGP	1,237,400
16.40%, 9/05/20	Egypt	16,500,000	EGP	948,364

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FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/	Principal
		Organization	Amount*			Value

Foreign Government and Agency Securities
(continued)
[b] Government of El Salvador, senior bond, Reg S, 7.65%,
6/15/35	.	El Salvador	13,900,000			$14,539,678
[b] Government of Ethiopia, senior note, Reg S, 6.625%, 12/11/24 .		Ethiopia	3,000,000			3,036,360
[e] Government of Gabon, senior note, 144A, 6.95%, 6/16/25		Gabon	8,700,000			8,686,907
Government of Ghana,
24.75%, 7/19/21		Ghana	17,500,000		GHS	4,707,881
[b] senior bond, Reg S, 8.125%, 1/18/26		Ghana	1,600,000			1,713,520
senior note, 18.25%, 7/25/22		Ghana	30,550,000		GHS	7,338,090
[b] Government of Iraq, Reg S, 5.80%, 1/15/28		Iraq	11,100,000			10,490,443
Government of Jamaica, senior bond, 7.875%, 7/28/45		Jamaica	4,000,000			4,674,400
[e] Government of Jordan, senior bond, 144A, 6.125%, 1/29/26		Jordan	4,400,000			4,319,942
Government of Mexico, senior note, M, 5.00%, 12/11/19		Mexico	2,610,000	[n]	MXN	13,482,857
Government of Russia, 7.00%, 8/16/23		Russia	320,000,000		RUB	5,146,226
Government of South Africa, senior bond, 7.00%, 2/28/31		South Africa	288,000,000		ZAR	20,192,910
Government of Suriname,
[f,g] 9.00%, 6/28/19		Suriname	2,500,000			2,474,645
[e] senior note, 144A, 9.25%, 10/26/26		Suriname	3,150,000			3,260,250
Government of Turkey,
8.70%, 7/11/18		Turkey	55,000,000		TRY	13,423,336
3.25%, 3/23/23		Turkey	6,300,000			5,819,625
Government of Uganda, 13.75%, 6/13/19		Uganda	10,750,000,000		UGX	2,970,991
[e] Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32		Ukraine	6,500,000			6,013,475
[j] Government of Uruguay, senior bond, Index Linked, 3.70%,
6/26/37.		Uruguay	488,220,882		UYU	17,431,660
[b,h] Government of Venezuela,
senior bond, Reg S, 6.00%, 12/09/20		Venezuela	5,400,000			1,535,085
senior bond, Reg S, 7.65%, 4/21/25		Venezuela	13,500,000			3,850,875
[e] Grenada Government International Bond, senior bond, 144A,
7.00%, 5/12/30		Grenada	7,047,882			6,536,911
[f] International Finance Corp., senior note, 10.25%, 12/05/18		Supranational[o]	3,407,800		AZN	1,974,491
Kenya Infrastructure Bond,
11.00%, 9/15/25		Kenya	460,000,000		KES	4,490,641
12.50%, 1/10/33		Kenya	223,700,000		KES	2,326,058
senior note, 12.50%, 5/12/25		Kenya	278,000,000		KES	2,861,044
[e,h] Mozambique International Bond, senior note, 144A, 10.50%,
1/18/23	.	Mozambique	7,900,000			6,672,904
[e] Peruvian Government International Bond, senior bond, 144A,
6.35%, 8/12/28		Peru	17,700,000		PEN	5,919,062
Total Foreign Government and Agency
Securities (Cost $255,309,328)						246,077,468

			Shares

Common Stocks 0.0%†
[c,f,g] Astana Finance JSC, GDR, 144A		Kazakhstan	193,625			—
[c,f,g] K2016470219 South Africa Ltd., A		South Africa	55,882,058			44,843
[c,f,g] K2016470219 South Africa Ltd., B		South Africa	5,561,052			4,462
Total Common Stocks (Cost $433,379)						49,305

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FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/
	Organization	Units		Value
Private Limited Partnership Fund (Cost
$4,600,000) 0.0%†
Diversified Financial Services 0.0%†
[a,c,f,g,p] Global Distressed Alpha Fund III LP	United States	4,424,861		$232,358
Total Investments before Short Term
Investments (Cost $574,935,574)				514,867,032

		Principal
		Amount*

Short Term Investments 3.0%

Foreign Government and Agency Securities 1.3%
[q] Egypt Treasury Bill, 5/29/18	Egypt	31,750,000	EGP	1,773,558
[f,l] European Bank for Reconstruction & Development, senior note,
FRN, 7.639%, (91 Day KZT T-Bill Rate - 1.30%), 2/21/19	Supranational[o]	1,800,000,000	KZT	5,452,297
Total Foreign Government and Agency
Securities
(Cost $7,316,361)				7,225,855
Total Investments before Money Market Funds
(Cost $582,251,935)				522,092,887

		Shares

Money Market Funds (Cost $9,053,367) 1.7%
[r,s] Institutional Fiduciary Trust Money Market Portfolio, 1.30%	United States	9,053,367		9,053,367
Total Investments (Cost $591,305,302) 97.3%				531,146,254
Other Assets, less Liabilities 2.7%				14,993,921
Net Assets 100.0%				$546,140,175

|5

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2018, the aggregate value of these securities was $113,967,005, representing 20.9% of net assets.
cNon-income producing.
dThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2018, the aggregate value of these securities was $221,674,449, representing 40.6% of net assets.
fFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
gSee Note 5 regarding restricted securities.
hDefaulted security or security for which income has been deemed uncollectible.
iRepresents claims that have been filed with a Ghanaian court against National Investments Bank of Ghana.
jPrincipal amount of security is adjusted for inflation.
kIncome may be received in additional securities and/or cash.
lThe coupon rate shown represents the rate at period end.
mPerpetual security with no stated maturity date.
nPrincipal amount is stated in 100 Mexican Peso Units.
oA supranational organization is an entity formed by two or more central governments through international treaties.
pThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
qThe security was issued on a discount basis with no stated coupon rate.
rSee Note 7 regarding investments in affiliated management investment companies.
sThe rate shown is the annualized seven-day effective yield at period end.

At April 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	1,200,000	$1,496,731	6/12/18	$42,458	$—
Euro	MSCO	Sell	2,000,000	2,494,827	6/12/18	71,039	—
Euro	RBCCM	Sell	2,000,000	2,494,080	6/12/18	70,292	—
Japanese Yen	CITI	Sell	800,000,000	7,583,535	6/12/18	242,441	—
Japanese Yen	MSCO	Sell	700,000,000	6,635,485	6/12/18	212,028	—
Japanese Yen	RBCCM	Sell	700,000,000	6,633,814	6/12/18	210,356	—
Total Forward Exchange Contracts						$848,614	$—
Net unrealized appreciation (depreciation)						$848,614

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 21.

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	FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2018 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 98.6%
Airport Services 17.5%
Aena SME SA	Spain	21,034	$4,346,952
Aeroports de Paris SA	France	9,972	2,196,950
Auckland International Airport Ltd	New Zealand	422,800	1,891,627
Beijing Capital International Airport Co. Ltd	China	586,000	803,364
Enav SpA	Italy	77,189	421,785
Flughafen Zurich AG	Switzerland	8,250	1,732,021
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Mexico	9,200	387,596
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	9,951	1,036,596
Japan Airport Terminal Co. Ltd	Japan	16,300	670,312
			13,487,203
Construction & Engineering 4.7%
Eiffage SA	France	11,413	1,360,598
[a] Ferrovial SA	Spain	38,435	823,325
Sadbhav Engineering Ltd	India	113,437	652,186
Vinci SA	France	8,074	810,406
			3,646,515
Electric Utilities 14.8%
American Electric Power Co. Inc	United States	17,070	1,194,559
Enel SpA	Italy	527,848	3,358,672
Great Plains Energy Inc	United States	41,700	1,364,841
Iberdrola SA	Spain	90,637	702,397
NextEra Energy Inc	United States	11,340	1,858,739
Orsted AS.	Denmark	15,833	1,042,501
PG&E Corp	United States	21,300	981,930
Xcel Energy Inc	United States	18,390	861,388
			11,365,027
Gas Utilities 6.1%
Atmos Energy Corp	United States	5,000	434,450
ENN Energy Holdings Ltd	China	110,000	1,034,311
Gujarat State Petronet Ltd	India	284,436	763,732
Infraestructura Energetica Nova SAB de CV	Mexico	102,900	453,536
Southwest Gas Holdings Inc	United States	27,500	2,007,225
			4,693,254
Highways & Railtracks 13.8%
Abertis Infraestructuras SA	Spain	82,576	1,821,242
Atlantia SpA	Italy	86,920	2,887,124
CCR SA	Brazil	89,500	305,485
Getlink SE	France	46,288	653,575
Macquarie Atlas Roads Group.	Australia	98,453	476,594
Transurban Group	Australia	515,341	4,500,504
			10,644,524
Integrated Telecommunication Services 1.4%
Cellnex Telecom SAU.	Spain	40,488	1,087,612
Marine Ports & Services 1.5%
China Merchants Port Holdings Co. Ltd	China	128,000	288,007
DP World Ltd	United Arab Emirates	29,934	666,032
Global Ports Holding Ltd	Turkey	12,809	80,241

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Marine Ports & Services (continued)
[b] Global Ports Holding Ltd., 144A.	Turkey	24,361	$152,608
			1,186,888
Multi-Utilities 15.3%
CMS Energy Corp	United States	40,200	1,897,038
Dominion Energy Inc	United States	29,100	1,936,896
DTE Energy Co	United States	21,550	2,271,370
Engie SA	France	63,923	1,123,397
National Grid PLC	United Kingdom	136,495	1,583,843
Public Service Enterprise Group Inc	United States	10,600	552,790
Sempra Energy	United States	15,660	1,750,788
Unitil Corp	United States	13,900	675,401
			11,791,523
Oil & Gas Storage & Transportation 17.4%
[a] Cheniere Energy Inc	United States	12,350	718,276
Cheniere Energy Partners LP Holdings LLC	United States	32,880	917,352
Enbridge Inc	Canada	32,744	992,297
Energy Transfer Equity LP	United States	81,187	1,282,755
EQT GP Holdings LP	United States	56,363	1,409,075
ONEOK Inc	United States	7,800	469,716
Pembina Pipeline Corp	Canada	65,829	2,097,520
Targa Resources Corp	United States	10,520	494,124
TransCanada Corp	Canada	83,807	3,555,251
Williams Partners LP	United States	39,600	1,441,440
			13,377,806
Renewable Electricity 0.6%
Boralex Inc., A	Canada	27,700	495,375
Water Utilities 5.5%
American Water Works Co. Inc	United States	12,320	1,066,666
Beijing Enterprises Water Group Ltd	China	426,000	249,672
Cia de Saneamento do Parana, units consisting of common stock and preferred
stock	Brazil	32,800	552,283
Guangdong Investment Ltd	China	116,000	180,606
Pennon Group PLC	United Kingdom	136,613	1,301,950
SJW Group	United States	14,100	852,345
			4,203,522
Total Common Stocks and Other Equity Interests
(Cost $67,998,086)			75,979,249

|8

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $982,801) 1.3%
Money Market Funds 1.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.30%	United States	982,801	$982,801
Total Investments (Cost $68,980,887) 99.9%			76,962,050
Other Assets, less Liabilities 0.1%			49,297
Net Assets 100.0%			$77,011,347

See Abbreviations on page 21.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2018, the value of this security was $152,608, representing 0.2% of net assets.
cSee Note 7 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|9

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2018 (unaudited)

Franklin International Growth Fund

	Country	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 2.9%
MTU Aero Engines AG	Germany	71,000	$12,263,301
Auto Components 2.4%
Aptiv PLC	United States	120,000	10,149,600
Banks 3.0%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	146,000	12,767,457
			12,767,457
Biotechnology 5.4%
[a] Alkermes PLC	United States	270,000	11,952,900
CSL Ltd	Australia	86,000	11,029,976
			22,982,876
Capital Markets 6.5%
Azimut Holding SpA	Italy	520,000	10,947,469
CI Financial Corp	Canada	335,000	7,053,456
Deutsche Boerse AG	Germany	72,500	9,777,092
			27,778,017
Chemicals 9.1%
Koninklijke DSM NV	Netherlands	127,000	13,164,526
Symrise AG	Germany	164,000	13,291,664
Umicore SA	Belgium	223,000	12,460,156
			38,916,346
Diversified Consumer Services 4.9%
Kroton Educacional SA.	Brazil	2,400,000	9,595,890
TAL Education Group, ADR.	China	315,000	11,472,300
			21,068,190
Energy Equipment & Services 2.3%
John Wood Group PLC	United Kingdom	1,260,000	9,863,891
Health Care Equipment & Supplies 4.7%
Cochlear Ltd	Australia	67,000	9,788,571
GN Store Nord A/S	Denmark	295,000	10,365,782
			20,154,353
Household Products 1.6%
Reckitt Benckiser Group PLC	United Kingdom	90,000	7,065,462
Internet & Direct Marketing Retail 6.1%
[a] boohoo.com PLC	United Kingdom	4,720,000	11,911,743
Start Today Co. Ltd	Japan	490,000	14,165,866
			26,077,609
Internet Software & Services 8.2%
[a] Just Eat PLC	United Kingdom	1,150,000	12,251,730
MercadoLibre Inc	Argentina	35,000	11,886,350
[a] Shopify Inc., A	Canada	83,000	11,091,290
			35,229,370
IT Services 2.6%
[a] InterXion Holding NV	Netherlands	170,000	11,053,400
Machinery 2.2%
Weir Group PLC	United Kingdom	320,000	9,410,703

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 3.0%
Ascential PLC	United Kingdom	2,200,000	$12,764,038
Multiline Retail 2.2%
Dollarama Inc	Canada	83,000	9,559,261
Pharmaceuticals 7.1%
Hikma Pharmaceuticals PLC	United Kingdom	730,200	12,948,771
Roche Holding AG	Switzerland	34,000	7,579,006
Santen Pharmaceutical Co. Ltd	Japan	590,400	9,965,582
			30,493,359
Professional Services 2.8%
Experian PLC	United Kingdom	525,000	12,049,410
Road & Rail 3.1%
DSV AS	Denmark	166,000	13,148,089
Semiconductors & Semiconductor Equipment 2.3%
Infineon Technologies AG	Germany	385,000	9,895,673
Software 10.8%
[a] Line Corp	Japan	250,900	9,170,171
The Sage Group PLC	United Kingdom	1,330,600	11,636,674
SAP SE	Germany	100,000	11,162,949
Sophos Group PLC	United Kingdom	2,055,900	14,124,510
			46,094,304
Trading Companies & Distributors 3.2%
Ferguson PLC	Switzerland	178,800	13,736,389
Total Common Stocks (Cost $309,283,596)			412,521,098

Short Term Investments (Cost $16,741,016) 3.9%

Money Market Funds 3.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.30%	United States	16,741,016	16,741,016
Total Investments (Cost $326,024,612) 100.3%.			429,262,114
Other Assets, less Liabilities (0.3)%			(1,288,387)
Net Assets 100.0%			$427,973,727

See Abbreviations on page 21.

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

|11

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2018 (unaudited)

Franklin International Small Cap Growth Fund

	Country	Shares	Value
Common Stocks 96.7%
Air Freight & Logistics 2.9%
Panalpina Welttransport Holding AG	Switzerland	317,499	$40,314,281
Capital Markets 5.7%
[a] Fairfax India Holdings Corp	Canada	4,492,000	78,610,000
Commercial Services & Supplies 6.2%
Elis SA	France	848,260	20,306,994
ISS AS	Denmark	1,385,100	48,310,048
[a] Serco Group PLC	United Kingdom	13,028,010	17,264,328
			85,881,370
Distributors 2.4%
[b] Headlam Group PLC.	United Kingdom	5,372,888	32,918,396
Energy Equipment & Services 5.7%
[a] Borr Drilling Ltd	Norway	6,004,875	27,723,338
John Wood Group PLC	United Kingdom	6,540,675	51,203,575
			78,926,913
Equity Real Estate Investment Trusts (REITs) 8.3%
Green REIT PLC	Ireland	26,422,281	48,445,681
[b] Lar Espana Real Estate Socimi SA	Spain	5,800,235	65,854,648
			114,300,329
Food & Staples Retailing 3.7%
Total Produce PLC	Ireland	18,009,900	51,337,687
Food Products 3.0%
Cloetta AB, B	Sweden	11,664,600	41,918,968
Hotels, Restaurants & Leisure 1.9%
Elior Group SA	France	1,306,600	26,718,533
Insurance 9.3%
[a] Arch Capital Group Ltd	United States	446,907	35,810,658
Fairfax Financial Holdings Ltd	Canada	114,700	63,533,235
RenaissanceRe Holdings Ltd	United States	221,600	30,146,464
			129,490,357
Internet & Direct Marketing Retail 1.1%
Dustin Group AB	Sweden	1,850,600	15,557,308
Internet Software & Services 5.6%
[a] 58.com Inc., ADR	China	883,000	77,165,370
Leisure Products 4.9%
Bandai Namco Holdings Inc	Japan	1,605,900	54,580,472
Beneteau SA	France	597,000	13,527,581
			68,108,053
Machinery 2.3%
Zardoya Otis SA	Spain	3,149,108	32,216,915
Marine 6.4%
[b] Clarkson PLC.	United Kingdom	1,798,229	59,666,821
[a,b] Diana Shipping Inc	United States	8,027,750	28,819,623
			88,486,444

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Media 3.4%
[a] Liberty Latin America Ltd	Chile	867,900	$15,674,274
[a] Liberty Latin America Ltd., A	Chile	1,690,100	31,097,840
			46,772,114
Metals & Mining 2.2%
Straits Trading Co. Ltd	Singapore	18,223,100	30,374,124
Pharmaceuticals 0.5%
Haw Par Corp. Ltd	Singapore	642,100	6,745,948
Professional Services 4.7%
PageGroup PLC	United Kingdom	6,327,650	46,826,509
SThree PLC	United Kingdom	4,069,860	18,126,945
			64,953,454
Real Estate Management & Development 7.5%
Hang Lung Group Ltd	Hong Kong	16,144,000	48,954,248
Kennedy-Wilson Holdings Inc	United States	2,881,136	54,597,527
			103,551,775
Tobacco 4.2%
Scandinavian Tobacco Group AS	Denmark	3,446,373	57,572,071
Trading Companies & Distributors 4.8%
Grafton Group PLC, units consisting of A shares and C shares	United Kingdom	6,415,332	66,421,371
Total Common Stocks (Cost $1,165,102,011)			1,338,341,781

		Principal
		Amount

Short Term Investments 2.3%

Time Deposits 2.3%
National Australia Bank Ltd., 1.63%, 5/01/18	United States $11,000,000		11,000,000
Royal Bank of Canada, 1.64%, 5/01/18.	United States	20,000,000	20,000,000
Total Time Deposits (Cost $31,000,000)			31,000,000
Total Investments (Cost $1,196,102,011) 99.0%			1,369,341,781
Other Assets, less Liabilities 1.0%			14,425,503
Net Assets 100.0%			$1,383,767,284

See Abbreviations on page 21.

aNon-income producing.
bSee Note 6 regarding holdings of 5% voting securities.

|13

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|14

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or

|15

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At April 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A.	5/22/15	$—	$—
136,566		Astana Finance JSC, secured note, 144A, zero cpn.,
		12/22/24	5/22/15	—	1,366
11,975,000		Credit Suisse First Boston International, (City of Kyiv),
		secured bond, Reg S, 8.00%, 11/06/15	5/19/15 - 11/23/15	11,651,302	10,672,719
831,895,179	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	1/26/17	4,986,122	5,515,250
8,925,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 8.032%,
		(6-month USD LIBOR + 6.25%), 12/20/23	12/16/13	8,925,000	8,411,632
8,400,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 8.032%,
		(6-month USD LIBOR + 6.25%), 12/20/23	6/06/14	8,400,000	7,916,830
7,233,333		Ethiopian Railway Corp. (Government of Ethiopia), FRN,
		5.716%, (6-month USD LIBOR + 3.75%), 8/02/21.	8/04/14 - 1/15/16	6,953,843	6,934,964
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	232,358
512,963		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 3/30/18	512,961	509,360
247,785,175	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	1,522,951	1,683,565
2,500,000		Government of Suriname, 9.00%, 6/28/19.	12/28/17	2,500,000	2,474,645
55,882,058		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	429,250	44,843
5,561,052		K2016470219 South Africa Ltd., B	2/01/17	4,129	4,462

|16

			FRANKLIN GLOBAL TRUST
		NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Principal
Amount*/			Acquisition
Units		Issuer	Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund (continued)
4,235,532		K2016470219 South Africa Ltd., senior secured note, 144A,
		PIK, 3.00%, 12/31/22	2/08/13 - 12/29/17	$7,209,224	$20,966
739,060		K2016470260 South Africa Ltd., senior secured note, 144A,
		PIK, 25.00%, 12/31/22	2/01/17 - 12/29/17	718,431	110,859
433,639,066	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%,
		(6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	2,562,053	2,946,340
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20.	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
16,478,377		Societe des Hydrocarbures du Tchad, Tranche B, FRN,
		6.617%, (1-month USD LIBOR + 4.50%), 12/31/27	1/01/18	16,474,898	13,607,300
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of
		Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 11.2% of Net Assets)		$83,685,920	$61,087,459

*In U.S. dollars unless otherwise indicated.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Carpetright PLC.	6,064,925	—	(6,064,925)	—	$—	$—	$(55,686,303)	$43,358,294
Clarkson PLC	1,798,229	—	—	1,798,229	59,666,821	539,283	—	(3,728,603)
Diana Shipping Inc	7,909,500	118,250	—	8,027,750	28,819,623	—	—	(2,264,658)
Headlam Group PLC	5,372,888	—	—	5,372,888	32,918,396	544,082	—	(8,764,854)
Irish Residential Properties REIT PLC .	28,014,700	—	(28,014,700)	—	—	827,519	10,232,321	(5,203,649)
Lar Espana Real Estate Socimi SA	6,357,210	—	(556,975)	5,800,235	65,854,648	3,039,113	(552,399)	9,065,270
Total Affiliated Securities (Value is 13.5% of Net Assets)					$187,259,488	$4,949,997	$(46,006,381)	$32,461,800

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.30%	11,026,616	141,994,873	(143,968,122)	9,053,367	$9,053,367	$142,823	$ —	$ —

|17

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.30%	839,543	18,477,075	(18,333,817)	982,801	$982,801	$5,176	$ —	$ —

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.30%	12,826,423	122,423,897	(118,509,304)	16,741,016	$16,741,016	$101,413	$ —	$ —

8. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2018, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2018, the net assets of the FT Subsidiary were $14,014,105, representing 2.6% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at April 30, 2018, due to market events, Franklin Global Listed Infrastructure Fund, Franklin International Growth Fund and Franklin International Small Cap Growth Fund employed fair value procedures to value $2,934,128, $23,513,871 and $105,882,119 of their holdings, respectively. Such procedures resulted in a temporary transfer of financial instruments from Level 1 to Level 2 within the fair value hierarchy.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of April 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:[a]
Warrants	$—	$11,233,287	$—		$11,233,287
Quasi-Sovereign and Corporate Bonds	—	160,026,681	2,570,273	[b]	162,596,954
Loan Participations and Assignments	—	47,152,419	47,525,241	[b]	94,677,660
Foreign Government and Agency Securities	—	241,628,332	4,449,136		246,077,468
Common Stocks	—	—	49,305	[b]	49,305
Private Limited Partnership Fund.	—	—	232,358		232,358
Short Term Investments	9,053,367	1,773,558	5,452,297		16,279,222
Total Investments in Securities	$9,053,367	$461,814,277	$60,278,610		$531,146,254

Other Financial Instruments:
Forward Exchange Contracts	$—	$848,614	$—		$848,614

Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:[a]
Equity Investments:[c]
Airport Services	$11,595,576	$1,891,627	$—		$13,487,203
Electric Utilities	10,322,526	1,042,501	—		11,365,027
All Other Equity Investments.	51,127,019	—	—		51,127,019
Short Term Investments	982,801	—	—		982,801
Total Investments in Securities	$74,027,922	$2,934,128	$—		$76,962,050

Franklin International Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Health Care Equipment & Supplies	$9,788,571	$10,365,782	$—		$20,154,353
Road & Rail	—	13,148,089	—		13,148,089
All Other Equity Investments.	379,218,656	—	—[b]		379,218,656
Short Term Investments	16,741,016	—	—		16,741,016
Total Investments in Securities	$405,748,243	$23,513,871	$—		$429,262,114

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Commercial Services & Supplies	$37,571,322	$48,310,048	$—		$85,881,370
Tobacco	—	57,572,071	—		57,572,071
All Other Equity Investments.	1,194,888,340	—	—		1,194,888,340
Short Term Investments	—	31,000,000	—		31,000,000
Total Investments in Securities	$1,232,459,662	$136,882,119	$—		$1,369,341,781

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes securities determined to have no value at April 30, 2018.
cIncludes common stocks as well as other equity investments.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended April 30, 2018, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	(Out of)	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3	Adjustments[b]	(Loss)	(Depreciation)	of Period		Period End
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate
Bonds	$1,366	[c]	$—	$—	$2,568,907	$—	$—	$—	$—	$2,570,273	[c]	$—
Loan Participations and
Assignments	52,189,889	[c]	—	(4,180,752)	—	—	797,480	384,688	(1,666,064)	47,525,241	[c]	(1,339,578)
Foreign Government and
Agency Securities	1,991,020		2,500,000	—	—	—	—	—	(41,884)	4,449,136		(41,884)
Common Stocks	46,615	[c]	—	—	—	—	—	—	2,690	49,305	[c]	2,690
Private Limited Partnership
Fund	313,302		—	—	—	—	—	—	(80,944)	232,358		(80,944)
Short Term Investments	—		5,541,831	—	—	—	—	—	(89,534)	5,452,297		(89,534)

Total Investments in Securities .	$54,542,192		$8,041,831	$(4,180,752) $2,568,907		$—	$797,480	$384,688	$(1,875,736)	$60,278,610		$(1,549,250)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2018, are as follows:

							Impact to Fair
	Fair Value at				Amount/		Value if Input
Description	End of Period		Valuation Technique	Unobservable Inputs	Range		Increases[a]
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Loan Participations				Weighted average of
Assignments	$41,500,631		Consensus Pricing	offered quotes	70.4 - 80.7 JPY		Increase[b]
			Discounted Cash
			Flow Model	Free Cash Flow	$55.4	(mil)	Increase[c]
				Discount rate	7.3% - 11.9%		Decrease[c]
Foreign Government and			Discounted Cash
Agency Securities	2,474,645		Flow Model	Discount rate	9.9%		Decrease[b]
All Other Investments[d]	16,303,334	[e]
Total	$60,278,610

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cRepresents a significant impact to fair value and net assets.
dIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at April 30, 2018.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	AZN	Azerbaijan Manat	ADR	American Depositary Receipt
MSCO	Morgan Stanley	BRL	Brazilian Real	FRN	Floating Rate Note
RBCCM	Royal Bank of Canada	CHF	Swiss Franc	GDP	Gross Domestic Product
		COP	Colombian Peso	GDR	Global Depositary Receipt
		DEM	Deutsche Mark	LIBOR	London Inter Bank Offered Rate
		DOP	Dominican Peso	PIK	Payment-In-Kind
		EGP	Egyptian Pound	PTN	Pass-through Note
		EUR	Euro	VRI	Value Recovery Instruments
		GEL	Georgian Lari
		GHS	Ghanaian Cedi
		JPY	Japanese Yen
		KES	Kenyan Shilling
		KZT	Kazakhstani Tenge
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		USD	United States Dollar
		UYU	Uruguayan Peso
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2018

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2018